Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of operation - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Realized gain on exchange of digital assets			$ 1,637,023				$ 3,752,324		$ 4,801,434		$ 7,738,557	$ 805,557
Impairment of digital assets	$ 2,365,132	$ 13,639,386	10,045,603		$ 9,045,007		23,684,989	9,045,007	26,050,121	9,045,007	(9,045,007)
Total operating expenses											(84,314,394)	(19,138,843)
Income from operations	$ (14,229,378)	$ (18,213,588)	(12,175,408)	$ (15,424,427)	$ (1,774,448)	36,066,275	(30,388,996)	34,291,827	(44,618,374)	18,867,400	11,764,176	1,926,270
Income before income taxes											8,720,343	1,924,346
Net income (loss) from continuing operations			$ 10,179,789			$ (35,786,324)	$ 28,304,521	$ (34,446,924)	$ 42,642,629	$ (14,298,090)	4,864,002	1,924,346
Net loss												(1,910,337)
Comprehensive loss												$ (1,810,152)
Net income (loss) and comprehensive income (loss)											$ 4,864,002
Weighted average number of ordinary share outstanding – diluted (in Shares)	54,675,621	49,737,336	69,627,314	54,675,621	49,737,336	48,291,310	74,695,686	49,018,317	77,296,373	50,921,037	57,529,895
Earnings (loss) per share – basic (in Dollars per share)	$ (0.26)	$ (0.36)	$ (0.15)	$ (0.37)	$ (0.03)	$ 0.74	$ (0.38)	$ 0.7	$ (0.55)	$ 0.28	$ 0.09	$ (0.06)
Earnings (loss) per share – diluted (in Dollars per share)											$ 0.08	$ (0.06)
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Realized gain on exchange of digital assets			$ 427,257			$ 13,294,684	$ 513,592	$ 18,440,274	$ 692,550	$ 19,856,890	$ 13,074,610	$ 628,987
Impairment of digital assets	$ 353,032	$ (274,980)	(5,419,905)	$ 1,646,159	$ 9,171,303	5,129,213	(5,694,885)	14,300,516	(5,341,853)	15,946,675	(18,948,564)	(997,954)
Total operating expenses											(5,873,954)	(368,967)
Income from operations	$ (174,074)	$ 361,315	5,847,162	$ (359,478)	$ (521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)	(5,873,954)	(368,967)
Income before income taxes											(5,873,954)	(368,967)
Net income (loss) from continuing operations			$ (5,847,162)			$ 2,291,026	$ (6,208,477)	$ 2,812,894	$ (6,034,403)	$ 3,172,372	(5,873,954)	(368,967)
Net loss												(368,967)
Comprehensive loss												$ (368,967)
Net income (loss) and comprehensive income (loss)											$ (5,873,954)
Weighted average number of ordinary share outstanding – diluted (in Shares)											(2,089,368)
Earnings (loss) per share – basic (in Dollars per share)	$ (0.01)		$ 0.09	$ (0.01)	$ (0.01)	$ (0.05)	$ 0.08	$ (0.05)	$ 0.08	$ (0.06)	$ (0.11)	$ (0.01)
Earnings (loss) per share – diluted (in Dollars per share)											$ (0.1)	$ (0.01)
As restated [Member]
Condensed Income Statements, Captions [Line Items]
Realized gain on exchange of digital assets			$ 2,064,280			$ 13,294,684	$ 4,265,916	$ 18,440,274	$ 5,493,984	$ 19,856,890	$ 20,813,167	$ 1,434,544
Impairment of digital assets	$ 2,718,164	$ 13,364,406	4,625,698	$ 1,646,159	$ 18,216,310	5,129,213	17,990,104	23,345,523	20,708,268	24,991,682	(27,993,571)	(997,954)
Total operating expenses											(90,188,348)	(19,507,810)
Income from operations	$ (14,403,452)	$ (17,852,273)	(6,328,246)	$ (15,783,905)	$ (2,296,316)	33,775,249	(24,180,519)	31,478,933	(38,583,971)	15,695,028	5,890,222	1,557,303
Income before income taxes											2,846,389	1,555,379
Net income (loss) from continuing operations			$ 4,332,627			$ (33,495,298)	$ 22,096,044	$ (31,634,030)	$ 36,608,226	$ (11,125,718)	(1,009,952)	1,555,379
Net loss												(2,279,304)
Comprehensive loss												$ (2,179,119)
Net income (loss) and comprehensive income (loss)											$ (1,009,952)
Weighted average number of ordinary share outstanding – diluted (in Shares)	54,675,621	49,737,336	69,627,314	54,675,621	49,737,336	48,291,310	74,695,686	49,018,317	77,296,373	50,921,037	55,440,527
Earnings (loss) per share – basic (in Dollars per share)	$ (0.27)	$ (0.36)	$ (0.06)	$ (0.38)	$ (0.04)	$ 0.69	$ (0.3)	$ 0.65	$ (0.47)	$ 0.22	$ (0.02)	$ (0.07)
Earnings (loss) per share – diluted (in Dollars per share)											$ (0.02)	$ (0.07)